Fair Value Measurements	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 10. FAIR VALUE MEASUREMENTS
At March 31, 2021, assets held in the Trust Account were comprised of $175,003,740 in money market funds which are invested primarily in U.S. Treasury Securities.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	March 31, 2021
Assets:
Marketable securities held in Trust Account	1	$175,003,740
Liabilities:
Warrant liability – Public Warrants	1	$3,558,333
Warrant liability – Placement Warrants	3	$116,267
The Warrants were accounted for as liabilities in accordance with ASC

815-40

and are presented within warrant liabilities on our accompanying March 31, 2021 condensed balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed statement of operations.
The Public Warrants were initially valued using a Monte Carlo Simulation, and the Placement Warrants were valued using a Black-Scholes option pricing model (“Black-Scholes”), both of which are considered to be Level 3 fair value measurements. The primary unobservable input utilized in determining the fair value of the Placement Warrants is the expected volatility of the Company’s common stock. The expected volatility of the Company’s common stock was determined based on the implied volatility of the Public Warrants. For periods subsequent to the detachment of the Warrants from the Units, the close price of the Public Warrants was used as the fair value as of each relevant date.

The key inputs utilized in the Monte Carlo simulation model for the Public Warrants and Black-Scholes for the Placement Warrants are as follows:

	January 12, 2021
	(Initial Measurement)		March 31, 2021
	Public	Placement	Placement
Input	Warrants	Warrants	Warrants
Stock Price	$10.32	$10.32	$9.75
Exercise Price	$11.50	$11.50	$11.50
Volatility	12.5%	12.5%	12.5%
Term (years)	5.00	5.00	5.00
Dividend Yield	0.00	0.00%	0.00%
Risk Free Rate	0.50%	0.09%	0.92%
The following presents the changes in the fair value of warrant liabilities:

	Placement Warrants	Public Warrants	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 12, 2021	130,800	4,200,000	4,330,800
Change in valuation inputs or other assumptions	(14,533)	(641,667)	(656,200)

Fair value as of March 31, 2021	$116,267	$3,558,333	$3,674,600

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the three months ended March 31, 2021 was approximately $3.6 million.